ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	March 31, 2023	December 31 2022
Accounts receivable	$13,086,991	$9,057,741
Allowance for doubtful accounts	-	-
Accounts receivable, net	$13,086,991	$9,057,741

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

NOTE-3- ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2022	December 31 2021
Accounts receivable	$9,057,741	$7,991,037
Allowance for doubtful accounts	-	-
Accounts receivable, net	$9,057,741	$7,991,037

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.